INCOME TAXES - Reconciliation Of The Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Federal statutory rate (as a percent)	21.00%	21.00%	21.00%
Tax benefit at statutory rate of 21%	$ (7,860)	$ (7,526)	$ (9,977)
State taxes			(732)
Attribute expiration	7,295	10,676	13,707
Tax rate differential	(1,003)	(147)	(300)
Change in applicable tax rates		7,264	11,912
Nondeductible expenses	1,832	1,059	358
Deemed royalty			4,220
Others	(138)	9	(54)
Change in valuation allowance	1,854	(11,335)	(19,134)
Total	$ 1,980	$ 0	$ 0